AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Realized Gains And Losses) (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
AVAILABLE-FOR-SALE MARKETABLE SECURITIES [Abstract]
Realized gain	$ 2	$ 47	$ 4
Gross realized losses	$ 0	$ 42	$ 380